Consolidated Statements Of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Consolidated Statements Of Comprehensive Income [Abstract]
Changes in unrealized gains/losses on AFS securities, deferred income taxes	$ 10,295	$ 1,491	$ 3,159